Related party balances and transactions (Basic information of related parties) (Detail)	12 Months Ended
Dec. 31, 2021
Huaneng Group
Disclosure of transactions between related parties [line items]
Nature of relationship	Ultimate parent company
HIPDC [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Parent company
Hanfeng Power [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Yantai Gangneng Bulk Cargo Terminal Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Huaneng (Zhangzhou, Fujian) Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Huaneng (Tianjin) Coal Gasification Power Generation Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Tiancheng Financial Leasing [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Shidao Bay Nuclear Power Development Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Xiapu Nuclear Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Finance [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Changjiang Environmental Protection Technology Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Group Fuel Company and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Shanghai Time Shipping [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Jiangsu Nantong Power [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Suzhou Sugao Renewables Service Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Huaneng Yingkou Port Limited Liability Company [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Luyi Power [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Hong Kong Energy and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Group Clean Energy Technology Research Institute Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Beijing Changping Huaneng Training Center [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
North United Power Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Shandong Lu Xin Energy Investment Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Huaneng Tendering Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Ningxia Energy Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Renewables Corporation Limited and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Songyuan Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Nuclear Power Development Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Lancangjiang Hydropower Co., Inc. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Coal Business Sector Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Gansu Energy Development Company Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Energy & Communications Holdings Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Tibet Yarlung Zangbo River Hydropower Development & Investment Company Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Capital Services and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Group Technology Innovation Center [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Xi'an Thermal and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Jining Huayuan Thermal Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
China Hua Neng Group Hong Kong Limited
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Integrated Industries Management Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An investee with 30% equity interests
Other government-related enterprises [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Related parties of the Company
Huaneng Gongrong No.1 (Tianjin) Equity Investment Fund Partnership (Limited Partnership) and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Inner Mongolia Eastern Energy Co., Ltd and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Caofeidian Port Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Sichuan Hydro-power Co., Ltd. and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Overseas Enterprise Management Limited [Member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Shanxi Power Generation Limited and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Chongqing Luoyu Environmental Protection Technology Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Huaneng Real Estate Co., Ltd. and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Tianjin Huaneng Yangliuqing Thermal Power Industrial Co., Ltd and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng (Dalian) Energy And Heat Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Nuclear Technology Research Institute Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group